Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [Line Items]
Estimated useful lives of investment properties	15 to 35 years
Overseas [member]
Disclosure of detailed information about investment property [Line Items]
Estimated useful lives of investment properties	Not longer than 50 years